                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     May 15, 2000
[Signature]             [City, State]          [Date]



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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]






























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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:     $261,150
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-                      Wayne Cooperman

         [Repeat as necessary.]























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


                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                      AS OF MARCH 31, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----


ESG RE Ltd             Common    G31215109     332,000    83,000   X                              1          X
Scottish Annunity &
  Life Holdings Ltd    Common    G7885T104     388,219    50,500   X                              1          X
Adelphia Communications
  Corp                 Common    006848105     499,800    10,200   X                              1          X
Advo Inc.              Common    007585102     487,500    19,500   X                              1          X
Advanced Micro
  Devices Inc          Common    007903107   8,131,407   142,500   X                              1          X
Advanta Corp - Class B Common    007942204  10,708,303   739,300   X                              1                        X
Aetna Inc              Common    008117103   6,160,500   111,000   X                              1          X
Align Rite
  International Inc    Common    016251100     687,500    25,000   X                              1          X
Apria Healthcare Group Common    037933108  11,204,944   776,100   X                              1          X
Argonaut Group         Common    040157109     714,225    35,600   X                              1          X
Baker Hughes Inc       Common    057224107   1,334,025    44,100   X                              1          X
Ball Corp              Common    058498106   3,743,119   108,300   X                              1          X
Bally's Total Fitness
  Hldgs                Common    05873K108   4,880,400   199,200   X                              1          X
Bank of America Corp   Common    060505104   3,146,250    60,000   X                              1          X
Budget Group Inc       Common    119003101      65,669    13,300   X                              1          X
Cabletron Systems Inc  Common    126920107   2,643,750    90,000   X                              1          X
Checkfree Holdings
  Corp                 Common    162816102     415,950     5,900   X                              1          X
The Childrens Place    Common    168905107   1,690,050   118,600   X                              1          X
Coinmach Laundry Corp  Common    19259L101     590,288    59,400   X                              1          X
Columbia Energy Group  Common    197648108   1,185,000    20,000   X                              1          X
Concentric Network
  Group                Common    20589R107   2,200,000    40,000   X                              1          X
Crestline Capital Corp Common    226153104   1,253,756    71,900   X                              1          X
Crown Castle Intl Corp Common    228227104   2,477,025    65,400   X                              1          X





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Daisytek International
  Corp                 Common    234053106     600,875    38,000   X                              1          X
Donaldson Lufkin &
  Jenrette             Common    257661108   1,552,500    30,000   X                              1          X
Epicor Software Corp   Common    29426L108     276,250    32,500   X                              1          X
Frontline Capital Corp Common    35921N101   1,848,000    42,000   X                              1          X
GST Telecommunications Common    361942105      61,250    10,000   X                              1          X
Galileo Intl Inc       Common    363547100  11,858,000   492,800   X                              1          X
Grand Union Co         Common    386532402     606,007   206,300   X                              1          X
Harbinger Corp         Common    41145C103   1,214,513    41,700   X                              1          X
Harrahs Entertainment
  Inc                  Common    413619107   1,856,250   100,000   X                              1          X
Homestead Village Inc  Common    437851108     819,188   257,000   X                              1          X
ICG Communications Inc Common    449246107   1,806,250    50,000   X                              1          X
Infinity Broadcasting
  Corp                 Common    45662S102   3,279,588   101,300   X                              1          X
Informix Corp          Common    456779107   4,251,313   251,000   X                              1          X
IMS Health Inc         Common    449934108   2,540,625   150,000   X                              1          X
Insignia Financial
  Group                Common    45767A105     481,600    34,400   X                              1          X
Intrawest Corp         Common    460915200   4,401,001   260,800   X                              1          X
Kaufman & Broad Home
  Corp                 Common    486168107   7,488,119   349,300   X                              1          X
LNR Property Corp      Common    501940100  21,677,665 1,137,189   X                              1          X
Lojack Corp            Common    539451104   1,046,250   135,000   X                              1          X
MDC Holdings Inc       Common    552676108   5,922,963   330,200   X                              1          X
Meristar Hotels &
  Resorts Inc          Common    589988104     686,788   233,800   X                              1          X
Newhall Land &
  Farming Co           Common    651426108   5,042,625   178,500   X                              1          X
Northwest Airlines
  Corp                 Common    667280101     226,250    10,000   X                              1          X
Office Depot Inc       Common    676220106   3,896,563   337,000   X                              1          X
Ogden Corp             Common    676346109   5,800,432   485,900   X                              1          X
Oxford Health Plans
  Inc                  Common    691471106  11,896,525   780,100   X                              1          X
Packaged Ice           Common    695148106      90,000    20,000   X                              1          X
Panera Bread Co        Common    69840W108   5,554,500   740,600   X                              1          X
Payless Shoesource Inc Common    704379106   8,959,219   172,500   X                              1          X
Penton Media Inc       Common    709668107     585,000    22,500   X                              1          X
Prime Hospitality Corp Common    741917108   1,326,750   183,000   X                              1          X
Qualcomm Inc           Common    747525103   1,493,126    10,000   X                              1          X
Republic Services Inc  Common    760759100     601,563    55,000   X                              1          X
Resource America Inc   Common    761195205     836,650   115,400   X                              1          X
Resource Assets
  Investment Trust     Common    761196104   5,112,324   475,565   X                              1          X
Ryders Systems Inc     Common    783549108  10,717,575   472,400   X                              1          X
Ryland Group Inc       Common    783764103   3,588,750   191,400   X                              1          X
S3 Inc                 Common    784849101     525,000    25,000   X                              1          X
Seagate Technology Inc Common    811804103   4,940,000    80,000   X                              1          X
Shaw Industries Inc    Common    820286102  12,154,556   800,300   X                              1          X


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Sprint PCS Group       Common    852061506   1,310,000    20,000   X                              1          X
Standard Pacific Corp  Common    85375C101     379,000    37,900   X                              1          X
Starwood Financial Inc Common    45031U101   2,167,875   123,000   X                              1          X
Starwood Hotels &
  Resorts              Common    85590A203   3,347,500   130,000   X                              1          X
Station Casinos Inc    Common    857689103     477,694    21,900   X                              1          X
Symantec Corp          Common    871503108   1,697,826    22,600   X                              1          X
Tenet Healthcare Corp  Common    88033G100   3,027,150   130,200   X                              1          X
3 Com Corp             Common    885535104   5,189,813    93,300   X                              1          X
Triad Hospital Inc     Common    89579K109   4,318,150   257,800   X                              1          X
US Trust Corp          Common    91288L105   2,082,223    11,000   X                              1          X
UnitedGolbalCom Inc    Common    913247508   5,096,744    67,900   X                              1          X
Walter Industries Inc  Common    93317Q105     987,350   127,400   X                              1          X
Waste Management Inc   Common    94106L109   1,916,250   140,000   X                              1          X
Williams Companies Inc Common    969457100   6,590,626   150,000   X                              1          X

COLUMN TOTALS                              261,150,284



































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